Restricted Net Asset Parent Only Financial Information (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Yingli Green Energy (Parent Company) USD ($)	Dec. 31, 2014 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2013 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2012 Yingli Green Energy (Parent Company) CNY
Condensed Statements of Comprehensive Loss
Selling expenses	$ 176,505	1,095,145	1,064,263	893,332	$ 45,553	282,636	191,343	131,577
General and administrative expenses	99,141	615,131	741,168	804,587	6,051	37,543	18,187	40,068
Research and development expenses	92,478	573,792	288,558	187,538	659	4,091	3,041	9,120
Total operating expenses	395,422	2,453,439	2,577,236	2,154,515	52,263	324,270	212,571	180,765
Equity in losses of subsidiaries	362	2,245	1,197	507	(157,990)	(980,267)	(1,724,346)	(2,867,279)
Interest expense	(163,729)	(1,015,871)	(971,597)	(897,124)	(698)	(4,328)	(4,244)	(14,967)
Interest income	5,645	35,026	31,372	46,446	0	1	4	35
Foreign currency exchange gain (losses)	(39,227)	(243,386)	(32,230)	(78,599)	1,414	8,771	(3,511)	(1,436)
Other income	20,238	125,568	65,767	54,457	46	284	243
Loss before income taxes	(211,393)	(1,311,612)	(2,023,873)	(3,397,629)	(209,491)	(1,299,809)	(1,944,425)	(3,064,412)
Net loss attributable to Yingli Green Energy	(209,491)	(1,299,809)	(1,944,425)	(3,064,412)	(209,491)	(1,299,809)	(1,944,425)	(3,064,412)
Foreign currency exchange translation adjustment, net of nil tax	3,713	23,040	49,089	115,598	3,625	22,494	53,575	96,872
Cash flow hedging derivatives, net of nil tax	(44)	(273)	(1,070)	1,513	(44)	(273)	(1,070)	1,513
Comprehensive loss attributable to Yingli Green Energy	$ (205,910)	(1,277,588)	(1,891,920)	(2,966,027)	$ (205,910)	(1,277,588)	(1,891,920)	(2,966,027)